Related Party Transactions - Transactions with existing related parties (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party | Avenir
Related Party Transaction [Line Items]
Other receivables	$ 7,525,000	$ 7,312,000